Description of Organization and Business Operations (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2020 USD ($)	Feb. 28, 2019	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Nov. 11, 2022 USD ($)	Apr. 18, 2022 USD ($)	Apr. 11, 2022 USD ($)	Dec. 20, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 18, 2019 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
Company place of incorporation			DE
Sorrento [Member] | Reorganization [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt instrument face amount											$ 16,500,000
Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrant price per share (in Dollars per share) | $ / shares	$ 10								$ 0.75
Gross proceeds	$ 138,000,000			$ 5,130,000
Sale of warrants (in Shares) | shares				6,840,000
Transaction costs amount				$ 8,149,473
Cash underwriting fees				2,400,000	$ 2,400,000
Deferred underwriting fees				5,190,000	5,190,000
Other offering costs				559,473
Non-interest-bearing loans				3,365,554
Deposited trust account				$ 101,293,086	$ 139,410,739	$ 1,295,556
Sale of stock, description				The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.	The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). TheCompany will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Anticipated public share (in Dollars per share) | $ / shares				$ 10.38	$ 10.1
Net tangible assets				$ 5,000,001
Percentage of public shares				20.00%	20.00%
Business combination redeem percentage				100.00%	100.00%
Dissolution expenses				$ 50,000
Deposit into the trust account per share (in Dollars per share) | $ / shares				$ 10.38
Lesser public per share (in Dollars per share) | $ / shares				$ 10.1
Business combination description				In connection with its solicitation of proxies in connection with the Extension Proposal, the Company was required to permit its public shareholders to redeem their ordinary shares. Of the 13,800,000 ordinary shares outstanding with redemption rights, the holders of 4,073,605 ordinary shares elected to redeem their shares at a per share redemption price of $10.25. As a result, approximately $41.8 million was removed from the Trust Account to pay such holders and approximately $99.8 million remained in the Trust Account. Following the redemptions, the Company has 9,726,395 ordinary shares with redemption rights outstanding and the Company will deposit $323,888 (or approximately $0.0333 per ordinary share that remains outstanding) for each calendar month, or portion thereof, that is needed by the Company to complete an initial business combination from July 11, 2022.
Opening bank account				$ 34,961
Working capital				643,543
Deposit interest income				696,000	$ 31,000
Proceeds of initial public offering	$ 138,000,000
Transaction costs amount					8,149,473
OtherOfferingCosts					$ 559,473
Number of business days | Day					2
Net tangible assets (in Dollars)				5,000,001	$ 5,000,001
Deposit into trust account					1,035,000
Interest Expense					50,000
Cash				$ 34,961	507,921					$ 30,511
Working capital					$ 303,753
Debt instrument face amount							$ 500,000	$ 1,500,000	$ 500,000
IPO [Member] | Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares	13,800,000
Warrant price per share (in Dollars per share) | $ / shares	$ 10.1
Sale of units amount	$ 139,380,000
Number of shares (in Shares) | shares	13,800,000
Sale of warrants (in Shares) | shares					6,840,000
Over-Allotment Option [Member] | Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares	1,800,000
Anticipated public share (in Dollars per share) | $ / shares					$ 0.075
Number of shares (in Shares) | shares	1,800,000
Deposit into trust account					$ 1,035,000
Private Placement Warrant [Member] | Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrant price per share (in Dollars per share) | $ / shares				$ 0.75	$ 0.75
Gross proceeds of amount					$ 5,130,000
Business Combination [Member] | Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redeem percentage				100.00%
Scilex Pharma [Member] | Contribution And Loan Agreement [Member] | Reorganization [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination equity interest acquired											100.00%
Vantage Merger Sub Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs amount				$ 7,300,000	$ 0
Gross proceeds from business combination		$ 12,000,000
Vantage Merger Sub Inc [Member] | Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Equity interest from business combination		$ 290,600,000
Sponsor [Member] | Vickers Vantage [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination redeem percentage					100.00%